Lease (Details - Lease information) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Leases
Operating lease ROU asset	$ 646,779	$ 760,409
Operating Lease liability - Short-term	118,670	123,026
Operating lease liability - Long-term	$ 539,035	$ 642,232
Remaining lease term	6 years
Discount rate	6.00%